Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

Class B shares of Nuveen Tradewinds Global All-Cap Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Tradewinds Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

Class B shares of Nuveen Tradewinds Global All-Cap Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.